Other income & finance costs Other income & finance costs - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other income & finance costs [Line Items]
Asset retirement obligation accretion	$ 2,532	$ 2,038
Capitalized interest paid	3,848	36,750
Interest expense on lease liabilities	1,828	407
Other interest and financing costs	3,196	3,192
Total finance costs	49,114	42,387
Less: Capitalized interest	3,848	36,750
Finance costs	45,266	5,637
Senior Secured Notes due 2024
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	18,087	0
Term loan
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	6,611	0
Senior notes
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	17,525	36,750
Senior Notes 1 and Revolving Credit Facility 1
Disclosure of other income & finance costs [Line Items]
Write-off of unamortized transaction costs of 2012 notes and ARCA (note 16(b))	3,559	0
Redemption option derivative asset
Disclosure of other income & finance costs [Line Items]
Redemption option derivative gain (note 16(a))	$ (4,224)	$ 0